Subsequent Events	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
44.	Subsequent Events:

a)	On January 20, 2020, the subsidiary Banchile Administradora General de Fondos S.A. informed that during the Ordinary Session held that day, the Board of Directors appointed Mr. José Luis Vizcarra Villalobos as director, replacing Mr. Joaquín Contardo Silva, who presented resignation to the director position.

b)	On January 30, 2020, the Board of Directors of Banco de Chile agreed to convene an Ordinary Shareholders Meeting on March 26, 2020 in order to propose, among other matters, the following distribution of profits for the year ended on December 31, 2019:

i.	Deduct and withhold from the net income of the year, an amount equivalent to the effect of inflation of the paid capital and reserves according to the variation of the Consumer Price Index that occurred between November 2018 and November 2019, amounting to Ch$92,239,840,420, which will be added to retained earnings from previous periods.

ii.	From the resulting balance, distribute in the form of a dividend 70% of the remaining liquid profit, corresponding to a dividend of Ch$3.47008338564 to each of the 101,017,081,114 shares of the Bank, retaining the remaining 30%.

Consequently, the distribution as a dividend that will be proposed will amount to 59.1% of the profits for the year ended December 31, 2019.

c)	On February 21, 2020, in accordance with the disposed in the articles 19 and the following of Law No. 19,913, the Financial Analysis Unit imposed a written admonishment and a fine amounting to UF 800 to Banco de Chile, for not having promptly reported suspicious transactions in accordance with the disposed under numeral 1 of Chapter I of the UAF Circular No. 49 of 2012.

d)	On March 12, 2020, in the Ordinary session No. 2,918, the Board of Directors of Banco de Chile agreed to establish a provision for minimum dividends of the net distributable profit that results from reducing or adding to the net income of the corresponding period, the value effect of the monetary unit of paid capital and reserves, as a result of any change in the Consumer Price Index (CPI) between the month prior to the current month and the month of November of the previous year. It was also agreed to maintain the monthly provision at 60% of the income balance thus calculated.

e)	On March 26, 2020, at the Bank's Ordinary Shareholders' Meeting, our shareholders approved the distribution of the dividend No. 208 of $3.47008338564 per share, to be charged to the income obtained during the fiscal year 2019.

Additionally, the shareholders proceeded to the complete renewal of the Board of Directors, due to the end of the legal and statutory three-year term with respect to the Board of Directors that has ceased in its functions.

After the corresponding voting at the aforesaid meeting, the following persons were appointed as the Bank's Directors for a new three-year term:

Directors:	Hernán Büchi Buc
Andrés Ergas Heymann
	Alfredo Cutiel Ergas Segal	(Independent)
	Jaime Estévez Valencia	(Independent)
Julio Santiago Figueroa
Pablo Granito Lavín
Álvaro Jaramillo Escallon
Samuel Libnic
Andrónico Luksic Craig
Jean Paul Luksic Fontbona
Francisco Pérez Mackenna
First Alternate Director:	Paul Fürst Gwinner	(Independent)
Second Alternate Director:	Sandra Marta Guazzotti

Moreover, on March 26, 2020, in its Ordinary Session No. BCH 2,919, the Board of Directors of the Bank agreed to the following officer nominations and appointments:

Chairman:	Pablo Granifo Lavín
Vice Chairman:	Andrónico Luksic Craig
Vice Chairman:	Julio Santiago Figueroa

f)	On April 20, 2020, the subsidiary Banchile Administradora General de Fondos S.A. reported that in Ordinary Session held that day, the Board of Directors was given notice of and accepted the resignation presented by Mr. Francisco Javier Brancoli Bravo of his position as Director of the Company. On the occasion of the aforementioned resignation, the Board of Directors agreed to appoint Mr. Paul Javier Fürst Gwinner as the new Director.

g)	In early March 2020, the World Health Organization recognized the novel strain of coronavirus, known as COVID-19, as a pandemic that is severely affecting almost all countries worldwide. The global spread of this disease has forced authorities to take drastic sanitary and financial measures to contain and mitigate its effects on global health and economic activity.

Locally, the Chilean Government has taken various health-related measures to avoid mass contagion. Further, the Chilean Government and the Central Bank have implemented a set of tax and financial measures aimed to mitigate COVID-19's impact on the economy, and to ensure the proper functioning of the financial system, including, among others, the postponement by a year of certain measures related to the implementation of Basel III in Chile.

Within this context, our Bank has carried out several measures to support and provide liquidity to our clients, along with executing contingency plans that (i) ensure the operational continuity of our services, (ii) safeguard the health of clients and employees, including the temporary closure of some branches, among other measures, and (iii) strengthen our remote channels and the implementation of telecommuting for a large group of our employees.

While the actual impact of the COVID-19 pandemic on our operating results remains uncertain and difficult to predict, it is possible to anticipate that factors such as: (i) economic contraction, (ii) low interest rates for a long period of time, (iii) deflationary pressures owed to lowered domestic demand, (iv) increased unemployment, (v) total or partial lockdowns affecting commercial activities, and (vi) mobility restrictions including curfews or quarantines; will have an adverse effect on our operating revenues, loan loss provisions and operating expenses. Based on these factors, we expect COVID-19 to negatively impact our results of operations during 2020 in an amount that could be significant, although it is not possible to predict yet.

In Management's opinion, there are no other significant subsequent events that affect or could affect the Consolidated Financial Statements of the Bank and its subsidiaries between December 31, 2019 and the date of issuance of these Consolidated Financial Statements.